Offerings - Offering: 1	Oct. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	8,574,975
Proposed Maximum Offering Price per Unit	7.06
Maximum Aggregate Offering Price	$ 60,539,323.50
Amount of Registration Fee	$ 8,360.48
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes the aggregate offering price of additional shares that the underwriters have the option to purchase, if any. The Registrant previously paid a registration fee of (i) $6,905.00 in connection with the initial filing of this Registration Statement on Form S-1 on August 28, 2026 and (ii) $1,455,48 in connection with the initial filing of Amendment No. 1 to this Registration Statement on Form S-1, filed on September 15, 2026, in each case at a fee rate of $0.0001381, for a maximum aggregate offering price of $60,438,323,50. The Maximum Aggregate Offering Price was previously registered pursuant to Rule 457(a) under the Securities Act and is now converted to Rule 457(o) under the Securities Act. The offering has been reduced to a Maximum Aggregate Offering Price of $23,000,003.00, calculated in accordance with Rule 457(o), reflecting a registration fee of $2,001.01, calculated based on a fee rate of $0.000087, which became effective as of October 1, 2026. Because the registration fee previously paid by the Registrant exceeds the registration fee calculated with respect to the securities registered hereby, all of the securities registered hereby are reported in the table above under the caption "Fees Previously Paid," no additional registration fee is due in connection with this Amendment No. 3. The reduction is disclosed in this footnote rather than by changing the previously paid table entries.